Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total		Share Capital [member]	Share premium [member]	Other Equity Instruments [member]	Other Reserves Available-For-Sale [member]		Other Reserves Fair Value Reserves [member]		Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Retained Earnings [member]		Total [member]	Non-Controlling Interests [member]
Beginning balance at Dec. 31, 2016		£ 15,453		£ 3,119	£ 5,620	£ 1,785	£ 48	[1]			£ 471	£ 5	£ 4,255	[2]	£ 15,303	£ 150
- Profit after tax		1,302	[2]										1,281	[2]	1,281	21
Other comprehensive income, net of tax:
- Available-for-sale securities		20	[1],[2]				20	[1]							20
- Fair value reserve (debt instruments)	[1],[2]
- Cash flow hedges		(243)	[2]								(243)				(243)
- Pension remeasurement		(77)	[2]										(77)	[2]	(77)
- Own credit adjustment		(22)	[2]										(22)	[2]	(22)
Total comprehensive income		980	[2]				20	[1]			(243)		1,182	[2]	959	21
Issue of other equity instruments		496				496									496
Dividends on ordinary shares		(553)											(553)	[2]	(553)
Dividends on preference shares and other equity instruments		(152)											(152)	[2]	(152)
Dividends on non-controlling interests		(19)														(19)
Ending balance at Dec. 31, 2017		16,205		3,119	5,620	2,281	68	[1]			228	5	4,732	[2]	16,053	152
Adoption of IFRS 9	[3]	(192)					(68)		£ 63				(187)		(192)
Ending balance at Jan. 01, 2018		16,013		3,119	5,620	2,281			63	[1]	228	5	4,545	[2]	15,861	152
Beginning balance at Dec. 31, 2017		16,205		3,119	5,620	2,281	£ 68	[1]			228	5	4,732	[2]	16,053	152
- Profit after tax		1,146	[2]										1,124	[2]	1,124	22
Other comprehensive income, net of tax:
- Available-for-sale securities	[1],[2]
- Fair value reserve (debt instruments)		(40)	[1],[2]						(40)	[1]					(40)
- Cash flow hedges		28	[2]								28				28
- Pension remeasurement		352	[2]										353	[2]	353	(1)
- Own credit adjustment		63	[2]										63	[2]	63
Total comprehensive income		1,549	[2]						(40)	[1]	28		1,540	[2]	1,528	21
Other		(45)											(45)	[2]	(45)
Repurchase of other equity instruments		(290)				(290)									(290)
Dividends on ordinary shares		(1,139)											(1,139)	[2]	(1,139)
Dividends on preference shares and other equity instruments		(157)											(157)	[2]	(157)
Dividends on non-controlling interests		(22)														(22)
Ending balance at Dec. 31, 2018		15,909		3,119	5,620	1,991			23	[1]	256	5	4,744	[2]	15,758	151
- Profit after tax		733		0	0	0			0	[1]	0	0	714	[2]	714	19
Other comprehensive income, net of tax:
- Available-for-sale securities	[1]
- Fair value reserve (debt instruments)	[1]	0
- Cash flow hedges		115		0	0	0			0	[1]	115	0	0	[2]	115	0
- Pension remeasurement		(391)		0	0	0			0	[1]	0	0	(393)	[2]	(393)	2
- Own credit adjustment		(58)		0	0	0			0	[1]	0	0	(58)	[2]	(58)	0
- Currency translation on foreign operations		(4)		0	0	0			0	[1]	0	(4)	0	[2]	(4)	0
Total comprehensive income		395		0	0	0			0	[1]	115	(4)	263	[2]	374	21
Issue of other equity instruments		500		0	0	500			0	[1]	0	0	0	[2]	500	0
Repurchase of other equity instruments		(318)		(14)	0	(300)			0	[1]	0	0	(4)	[2]	(318)	0
Dividends on ordinary shares		(315)		0	0	0			0	[1]	0	0	(315)	[2]	(315)	0
Dividends on preference shares and other equity instruments		(142)		0	0	0			0	[1]	0	0	(142)	[2]	(142)	0
Dividends on non-controlling interests		(12)		0	0	0			0	[1]	0	0	0	[2]	0	(12)
Ending balance at Dec. 31, 2019		£ 16,017		£ 3,105	£ 5,620	£ 2,191			£ 23	[1]	£ 371	£ 1	£ 4,546	[2]	£ 15,857	£ 160

[1]	Following the adoption of IFRS 9, a fair value reserve was introduced to replace the available-for-sale reserve.
[2]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.
[3]	The adoption of IFRS 9 decreased shareholders’ equity at 1 January 2018 by £192m (net of tax), comprised of a £49m decrease arising from the application of the new classification and measurement requirements for financial assets, and a £211m decrease arising from the application of the new ECL impairment methodology, these amounts being partially offset by the recognition of a deferred tax asset of £68m.